Accounts Payable	12 Months Ended
Dec. 31, 2023
Accounts Payable [Abstract]
Accounts Payable
11.	Accounts Payable

Accounts payable represent amounts owed to suppliers of goods and services that the Group has consumed through operations. Accounts payable consist of the following (in thousands):

	Year Ended December 31,
	2023	2022
	(in thousands)
Accounts payable	$5,084	$1,138
Total	$5,084	$1,138